CASH AND CASH EQUIVALENTS (Details Narrative) - Guaranteed investment certificate [member]	Oct. 22, 2022 CAD ($)	Oct. 22, 2022 USD ($)	Aug. 23, 2022 CAD ($)	Aug. 23, 2022 CAD ($)	May 30, 2022 CAD ($)	Mar. 27, 2022 CAD ($)	Dec. 21, 2021 CAD ($)	May 28, 2021 CAD ($)	Mar. 27, 2021 CAD ($)	Mar. 27, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Purchase of financial instrument			$ 140,738	$ 143,436			$ 50,000	$ 140,000		$ 142,000
Financial instrument term			1 year				1 year	1 year		1 year
Average effective Instrument rate			4.50%				0.05%	0.35%		0.50%
Renew of financial instruments	$ 50,000	$ 50,018	$ 140,738	$ 143,436	$ 140,493	$ 142,852			$ 142,710
Renewed financial instrument term	5 months	5 months		1 year	1 year	1 year			1 year
Renewed effective instrument rate	0.05%	0.05%		4.50%	0.75%	1.00%			0.10%